Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories Disclosure [abstract]
Inventories by class
(USD millions)	2020	2019

Raw material, consumables	967	751

Work in progress	3 324	3 024

Finished products	2 840	2 207

Total inventories	7 131	5 982

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2020	2019	2018

Cost of goods sold	– 8.5	– 8.5	– 8.3

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2020	2019	2018

Inventory provisions	– 702	– 752	– 603

Reversals of inventory provisions	255	218	216